Shareholder Report, Holdings (Details) - C000269831 [Member]	May 31, 2026
Block, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Zoom Communications, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Okta, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Clear Secure, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Omnicell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Xometry, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Airbnb, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%